REVERSE STOCK SPLIT (Details Textual) (USD $)	0 Months Ended	9 Months Ended
	Jun. 14, 2013	Jul. 31, 2013	Mar. 10, 2013	Oct. 31, 2012	Oct. 31, 2011
Class of Stock [Line Items]
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000		5,000,000	5,000,000
Common Stock, Shares Authorized	25,000,000	25,000,000		25,000,000	25,000,000
Shares Authorized For Issuance	30,000,000
Stockholders Equity, Reverse Stock Split	1-for-125	1-for-125